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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-62158


            SUPPLEMENT DATED OCTOBER 22, 2001 TO THE PROSPECTUS OF
                  MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
                               DATED MAY 31, 2001



     The second paragraph under the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:


     The Fund is managed by the Municipal Fixed-Income team. Current members of the team managing the Fund's portfolio include James F. Willison, a Managing Director of the Investment Manager, and Joseph R. Arcieri, an Executive Director of the Investment Manager.